Schedule I Summary of Investments - Other Than Investments in Affiliates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 126,946
Fair Value	134,640
Amount which shown on Balance Sheet	134,250
U.S. government and government agencies and authorities (guaranteed and sponsored) [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,481
Fair Value	10,975
Amount which shown on Balance Sheet	10,975
States, municipalities and political subdivisions [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	13,001
Fair Value	14,361
Amount which shown on Balance Sheet	14,361
Foreign governments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,985
Fair Value	4,136
Amount which shown on Balance Sheet	4,136
Public utilities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	7,792
Fair Value	8,785
Amount which shown on Balance Sheet	8,785
All other corporate bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	31,902
Fair Value	35,264
Amount which shown on Balance Sheet	35,264
All Other Mortgage Backed and Asset Backed Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	12,586
Fair Value	12,401
Amount which shown on Balance Sheet	12,401
Fixed maturities, AFS [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	79,747
Fair Value	85,922
Amount which shown on Balance Sheet	85,922
Fixed Maturities, FVO [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,530
Fair Value	1,087
Amount which shown on Balance Sheet	1,087
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	81,277
Fair Value	87,009
Amount which shown on Balance Sheet	87,009
Industrial, miscellaneous and all other [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	378
Fair Value	404
Amount which shown on Balance Sheet	404
Non-redeemable preferred stocks [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	488
Fair Value	486
Amount which shown on Balance Sheet	486
Total equity securities, available-for-sale [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	866
Fair Value	890
Amount which shown on Balance Sheet	890
Equity securities, trading [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	26,820
Fair Value	28,933
Amount which shown on Balance Sheet	28,933
Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	27,686
Fair Value	29,823
Amount which shown on Balance Sheet	29,823
Mortgage loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,711
Fair Value	6,933
Amount which shown on Balance Sheet	6,711
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,997
Fair Value	2,165
Amount which shown on Balance Sheet	1,997
Investments in partnerships and trusts [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,015
Fair Value	3,015
Amount which shown on Balance Sheet	3,015
Futures Options and Miscellaneous [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,679
Fair Value	1,114
Amount which shown on Balance Sheet	1,114
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,581
Fair Value	4,581
Amount which shown on Balance Sheet	$ 4,581